LONG-TERM DEBT - Scheduled Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Year ending December 31, 2015	$ 262,750
Year ending December 31, 2016	322,150
Year ending December 31, 2017	161,897
Year ending December 31, 2018	991,336
Year ending December 31, 2019	339,648
Over 2019	1,825,000
Total long-term debt	$ 3,902,781	$ 2,533,460